Authorizations payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Authorizations Payable
Renewal of authorizations	[1]	R$ 231,801	R$ 191,329
Updated ANATEL liability	[2]	186,307	164,269
Authorizations payable	[3]	1,255,282	3,525,489
Total		1,673,390	3,881,087
Current portion		(507,685)	(2,630,169)
Non-current portion		R$ 1,165,705	R$ 1,250,918

[1]	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable.[1] In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue of the region covered by the authorization that ends each biennium. On December 31, 2022, the Company had balances falling due related to renovation of Authorizations in the amount of R$ 231,801 (R$ 191,329 on December 31, 2021).
[2]	On December 5, 2014, the company signed the authorization term of the 700 MHz band and paid the equivalent of R$1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.
[3]	As described in Note 16.f, in November 2021, TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. In December 2021, the Terms of Authorization were signed, characterizing the actual acquisition of the right over the lots of these radio frequencies.